Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and other welfare	$ 1,898,958	$ 1,591,880
Other accrued expenses	254,269	354,445
Total	$ 2,153,227	$ 1,946,325